First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 26.6%
$11,000,000	U.S. Treasury Bill	(a)	10/12/23	$10,983,890
11,000,000	U.S. Treasury Bill	(a)	11/09/23	10,938,577
11,000,000	U.S. Treasury Bill	(a)	11/16/23	10,927,262
11,000,000	U.S. Treasury Bill	(a)	12/14/23	10,881,892
	Total U.S. Treasury Bills			43,731,621
	(Cost $43,731,354)
U.S. GOVERNMENT BONDS AND NOTES – 25.4%
11,000,000	U.S. Treasury Note	0.25%	06/15/24	10,604,620
11,000,000	U.S. Treasury Note	0.38%	09/15/24	10,483,142
11,000,000	U.S. Treasury Note	1.00%	12/15/24	10,447,852
11,000,000	U.S. Treasury Note	0.50%	03/31/25	10,254,492
	Total U.S. Government Bonds and Notes			41,790,106
	(Cost $41,912,379)

Shares	Description	Value
MONEY MARKET FUNDS – 21.6%
17,000,000	Dreyfus Government Cash Management Fund - Institutional Class - 5.22% (b)	17,000,000
18,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.20% (b)	18,500,000
	Total Money Market Funds	35,500,000
	(Cost $35,500,000)

Total Investments – 73.6%	121,021,727
(Cost $121,143,733)

Net Other Assets and Liabilities – 26.4%	43,375,499
Net Assets – 100.0%	$164,397,226
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2023:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brazilian Real Currency Futures	244	$4,836,080	Oct–23	$(73,200)
Brent Crude Oil Futures	25	2,305,000	Oct–23	4,338
British Pound Currency Futures	62	4,731,375	Dec–23	(69,671)
CAC 40® 10 Euro Index Futures	39	2,948,760	Oct–23	(87,210)
Cattle Feeder Futures	34	4,333,300	Nov–23	(9,075)
Cocoa Futures	187	6,391,660	Dec–23	(228,779)
Cotton No. 2 Futures	36	1,568,700	Dec–23	(45,925)
DAX MINI Index Futures	29	2,380,155	Dec–23	(53,160)
Euro FX Currency Futures	11	1,459,219	Dec–23	(4,756)
Euro STOXX 50® Futures	34	1,511,191	Dec–23	8,405
FTSE 100 Index Futures	10	935,939	Dec–23	3,496
FTSE MIB Index Futures	26	3,887,286	Dec–23	(35,110)
Gasoline RBOB Futures	25	2,519,475	Oct–23	(157,272)
Gasoline RBOB Futures	32	3,157,862	Nov–23	(191,410)
Gold 100 Oz. Futures	9	1,679,490	Dec–23	(104,701)
IBEX 35 Index Futures	40	3,992,176	Oct–23	(5,625)
Live Cattle Futures	47	3,532,990	Dec–23	(39,697)
LME Lead Futures	115	6,241,625	Dec–23	(70,576)
Low Sulphur Gasoil “G” Futures	55	5,097,125	Dec–23	425,177
Mexican Peso Currency Futures	323	9,160,280	Dec–23	(116,428)

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
NIKKEI 225 (OSE) Futures	13	$2,771,547	Dec–23	$(36,316)
NY Harbor ULSD Futures	44	5,835,614	Nov–23	207,226
OMXS 30® Index Futures	23	454,714	Oct–23	(5,501)
Soybean Futures	67	4,271,250	Nov–23	(244,145)
Soybean Meal Futures	76	2,897,120	Dec–23	(123,570)
Soybean Oil Futures	142	4,756,716	Dec–23	(451,607)
SPI 200 Futures	14	1,594,580	Dec–23	(37,190)
Sugar #11 (World) Futures	152	4,507,955	Feb–24	(85,288)
TOPIX Futures	43	6,685,660	Dec–23	(32,065)
TTF Natural Gas Futures	45	1,610,693	Nov–23	(191,355)
WTI Crude Futures	61	5,416,800	Nov–23	(6,381)
		$113,472,337		$(1,857,371)
Futures Contracts Short:
Australian Dollar Currency Futures	42	$(2,711,100)	Dec–23	$5,306
Canada 10-Year Bond Futures	62	(5,255,336)	Dec–23	100,261
Canadian Dollar Currency Futures	12	(886,020)	Dec–23	4,255
Coffee “C” Futures	99	(5,425,819)	Dec–23	104,929
Copper Futures	10	(934,375)	Dec–23	15,318
Corn Futures	217	(5,172,738)	Dec–23	107,660
Euro-BOBL Futures	80	(9,790,135)	Dec–23	58,554
Euro-Bund Futures	51	(6,936,236)	Dec–23	162,162
Euro-Schatz Futures	224	(24,864,150)	Dec–23	55,870
Japan 10-Year Bond Futures	2	(1,940,043)	Dec–23	(870)
Japanese Yen Currency Futures	118	(9,996,813)	Dec–23	152,068
KC HRW Wheat Futures	19	(630,562)	Dec–23	23,121
Lean Hogs Futures	60	(1,722,600)	Dec–23	91,613
LME Aluminium Futures	86	(5,057,875)	Dec–23	(382,475)
LME Nickel Futures	48	(5,374,368)	Dec–23	390,054
LME Zinc Futures	26	(1,724,288)	Dec–23	(102,629)
Long Gilt Futures	15	(1,723,269)	Dec–23	13,428
MSCI EAFE Index Futures	12	(1,224,900)	Dec–23	1,470
MSCI EMGMKT Index Futures	21	(1,003,275)	Dec–23	36,223
Nasdaq 100 E-mini Futures	7	(2,081,310)	Dec–23	(9,356)
Natural Gas Futures	149	(4,364,210)	Oct–23	450,712
New Zealand Dollar Currency Futures	48	(2,880,720)	Dec–23	(40,024)
Russell 2000 E-mini Futures	37	(3,327,410)	Dec–23	37,401
S&P 500 E-mini Futures	18	(3,892,950)	Dec–23	24,412
S&P MidCap 400 E-Mini Futures	3	(756,120)	Dec–23	2,420
Silver Futures	9	(1,010,250)	Dec–23	42,687
U.S. 10-Year Treasury Note Futures	51	(5,511,188)	Dec–23	97,914
U.S. 2-Year Treasury Note Futures	135	(27,365,977)	Dec–23	75,374
U.S. 5-Year Treasury Note Futures	91	(9,587,703)	Dec–23	79,344
U.S. Treasury Long Bond Futures	40	(4,551,250)	Dec–23	217,824
U.S. Treasury Ultra Bond Futures	27	(3,204,563)	Dec–23	211,674
Wheat Futures	227	(6,146,024)	Dec–23	900,731
		$(167,053,577)		$2,927,431
	Total	$(53,581,240)		$1,070,060

(a)	Zero coupon bond.
(b)	Rate shown reflects yield as of September 30, 2023.

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows:
ASSETS TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 43,731,621	$ —	$ 43,731,621	$ —
U.S. Government Bonds and Notes	41,790,106	—	41,790,106	—
Money Market Funds	35,500,000	35,500,000	—	—
Total Investments	121,021,727	35,500,000	85,521,727	—
Futures Contracts	4,111,427	4,111,427	—	—
Total	$ 125,133,154	$ 39,611,427	$ 85,521,727	$—

LIABILITIES TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (3,041,367)	$ (3,041,367)	$ —	$ —